Reserve for Product Returns (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Allowances [Line Items]
Balance at beginning of period	$ 1,228	$ 715	$ 877
Charged against revenue	2,990	2,107	725
Amount written-off or used	(2,151)	(1,594)	(887)
Balance at end of period	$ 2,067	$ 1,228	$ 715